REVENUE AND DEFERRED REVENUE (Details Narrative)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Customer one [member]
IfrsStatementLineItems [Line Items]
Revenue percentage	66.00%	82.00%